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Chicago, IL 60606-4302
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Supplement to Statement of Additional Information dated March 1, 2019

Harbor High-Yield Bond Fund
Effective April 4, 2019, Steven N. Schweitzer no longer serves as a portfolio manager for Harbor High-Yield Bond Fund (the “Fund”). Shenkman Capital Management, Inc. continues to serve as the subadviser to the Fund, and Mark R. Shenkman, Justin W. Slatky, Eric Dobbin, Robert S. Kricheff, and Neil Wechsler, CFA continue to serve as co-portfolio managers for the Fund.
April 4, 2019
Investors Should Retain This Supplement For Future Reference
S0419.SAI.0319
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